Related Party Transactions (Details) - Schedule of significant related party balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan from:
Bluecap	$ 1,834	$ 2,695	$ 3,273
Interest expense on loan from:
Bluecap	658	438	211
Ted Peck	$ 20